Note 26 - Pensions (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 270,035	$ 756,614	$ 900,483	$ 196,005
Superannuation in Australia [member]
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate	9.50%
Pension for UK employees [member]
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate	3.00%